Pay vs Performance Disclosure - USD ($)		4 Months Ended	7 Months Ended	12 Months Ended
	May 16, 2022	May 09, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (Kimberly Blackwell)(1) ($)	Summary Compensation Table Total for PEO (Anthony Sun)(2) ($)	Summary Compensation Table Total for PEO (Kevin Bunker)(3) ($)	Compensation Actually Paid to PEO (Kimberly Blackwell)(4)(5) ($)	Compensation Actually Paid to PEO (Anthony Sun)(4)(5) ($)	Compensation Actually Paid to PEO (Kevin Bunker)(4)(5) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)(5) ($)	Value of Initial Fixed $100 Investment Based on:		Net (Loss) Income ($)
									Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return(6) ($)
2022	36,614,376	9,098,448	5,722,062	28,604,206	(24,335,021)	($8,957,007)	7,425,326	1,777,563	87	126	(237,113,000)
2021	—	5,935,085	—	—	23,202,089	—	1,960,478	8,239,476	362	142	(166,093,000)
2020	—	15,044,399	—	—	51,719,320	—	6,403,748	16,022,547	223	142	(118,548,000)

Named Executive Officers, Footnote [Text Block]				Kimberly Blackwell was appointed as President and Chief Executive Officer of the Company on May 10, 2022 and her employment with the Company commenced on May 16, 2022.Anthony Sun resigned as President and Chief Executive Officer of the Company effective May 10, 2022.Kevin Bunker served as the PEO of the Company on an interim basis from the period between May 10, 2022 and May 16, 2022.
Peer Group Issuers, Footnote [Text Block]				For the relevant fiscal year, represents the cumulative total shareholder return, or TSR, on our Common Stock and the cumulative TSR of the Nasdaq Biotechnology Index, or the Peer Group TSR, through December 31, 2022, 2021 and 2020. TSR amounts reported in this table assume (i) an initial fixed investment of $100 on April 3, 2020 (the date of our initial public offering), (ii) our closing sales price on April 3, 2020 of $23.20 per share as the initial value of our Common Stock, and (iii) that all dividends were reinvested, although dividends have not been declared on our Common Stock.
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO Named Executive Officers
2022	Anthony Sun, Kevin Bunker, Kimberly Blackwell	Melissa Epperly, Cam Gallagher, Carrie Brownstein and Andrea Paul
2021	Anthony Sun	Melissa Epperly, Kevin Bunker, Alexis Pinto and Dimitris Voliotis
2020	Anthony Sun	Kevin Bunker and Alexis Pinto
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO named executive officers during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See "—2022 Summary Compensation Table" for certain other compensation of our PEOs and our non-PEO named executive officers for each applicable fiscal year and "—Options Exercised and Stock Vested" for the value realized by each of them upon the vesting of stock awards during 2022.
The amounts reported in the "Compensation Actually Paid" columns represent the “Total” compensation reported in the 2022 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2022				2021		2020
	Kimberly Blackwell	Anthony Sun	Kevin Bunker	Average Non-PEO Named Executive Officers	Anthony Sun	Average Non-PEO Named Executive Officers	Anthony Sun	Average Non-PEO Named Executive Officers
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(35,492,937)	$(7,661,170)	$(4,899,732)	$(6,862,241)	$(5,035,314)	$(1,330,763)	$(14,087,114)	$(5,904,284)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	28,896,384	1,897,490	2,555,768	4,999,687	10,299,722	2,722,077	29,107,590	11,914,884
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	386,326	172,206	47,119	1,197,766	316,544	7,753,183	1,268,116
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(411,829)	(18,211,700)	(8,212,342)	(2,183,062)	11,414,924	4,253,589	10,453,548	1,742,223
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,001,788)	(9,844,415)	(4,294,969)	(1,649,266)	(610,095)	317,551	3,447,714	597,860
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—
Total Adjustments	(8,010,170)	(33,433,469)	(14,679,069)	(5,647,763)	17,267,003	6,278,998	36,674,921	9,618,799
Compensation Actually Paid	$28,604,206	$(24,335,021)	$(8,957,007)	$1,777,563	$23,202,089	$8,239,476	$51,719,320	$16,022,547

Non-PEO NEO Average Total Compensation Amount				$ 7,425,326	$ 1,960,478	$ 6,403,748
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,777,563	8,239,476	16,022,547
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO Named Executive Officers
2022	Anthony Sun, Kevin Bunker, Kimberly Blackwell	Melissa Epperly, Cam Gallagher, Carrie Brownstein and Andrea Paul
2021	Anthony Sun	Melissa Epperly, Kevin Bunker, Alexis Pinto and Dimitris Voliotis
2020	Anthony Sun	Kevin Bunker and Alexis Pinto
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO named executive officers during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See "—2022 Summary Compensation Table" for certain other compensation of our PEOs and our non-PEO named executive officers for each applicable fiscal year and "—Options Exercised and Stock Vested" for the value realized by each of them upon the vesting of stock awards during 2022.
The amounts reported in the "Compensation Actually Paid" columns represent the “Total” compensation reported in the 2022 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2022				2021		2020
	Kimberly Blackwell	Anthony Sun	Kevin Bunker	Average Non-PEO Named Executive Officers	Anthony Sun	Average Non-PEO Named Executive Officers	Anthony Sun	Average Non-PEO Named Executive Officers
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(35,492,937)	$(7,661,170)	$(4,899,732)	$(6,862,241)	$(5,035,314)	$(1,330,763)	$(14,087,114)	$(5,904,284)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	28,896,384	1,897,490	2,555,768	4,999,687	10,299,722	2,722,077	29,107,590	11,914,884
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	386,326	172,206	47,119	1,197,766	316,544	7,753,183	1,268,116
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(411,829)	(18,211,700)	(8,212,342)	(2,183,062)	11,414,924	4,253,589	10,453,548	1,742,223
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,001,788)	(9,844,415)	(4,294,969)	(1,649,266)	(610,095)	317,551	3,447,714	597,860
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—
Total Adjustments	(8,010,170)	(33,433,469)	(14,679,069)	(5,647,763)	17,267,003	6,278,998	36,674,921	9,618,799
Compensation Actually Paid	$28,604,206	$(24,335,021)	$(8,957,007)	$1,777,563	$23,202,089	$8,239,476	$51,719,320	$16,022,547

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, and (iii) our net income, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Net Income [Text Block]
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, and (iii) our net income, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

Total Shareholder Return Vs Peer Group [Text Block]
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, and (iii) our net income, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

Total Shareholder Return Amount				$ 87	362	223
Peer Group Total Shareholder Return Amount				126	142	142
Net Income (Loss)				$ (237,113,000)	$ (166,093,000)	$ (118,548,000)
PEO Name	(3)Kevin Bunker	(2)Anthony Sun	(1)Kimberly Blackwell		(2)Anthony Sun	(2)Anthony Sun
Additional 402(v) Disclosure [Text Block]				Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU and restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for solely service-vesting stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in-the-money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%; and (iii) for performance-based stock options, the same valuation methodology as service-vesting stock options above except that the year end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.We did not use any financial performance measures to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2022 to Company performance. Instead, the compensation actually paid to our named executive officers for the fiscal year ended December 31, 2022 was based on our achievement of our corporate performance objectives for 2022. For additional discussion, please see "Compensation Discussion and Analysis—Executive Compensation Components—Short-Term Incentive Compensation—Annual Cash Bonuses" above.
Blackwell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 36,614,376
PEO Actually Paid Compensation Amount				28,604,206
Sun [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				9,098,448	$ 5,935,085	$ 15,044,399
PEO Actually Paid Compensation Amount				(24,335,021)	23,202,089	51,719,320
Bunker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				5,722,062
PEO Actually Paid Compensation Amount				(8,957,007)
PEO [Member] | Blackwell [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(8,010,170)
PEO [Member] | Blackwell [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(35,492,937)
PEO [Member] | Blackwell [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				28,896,384
PEO [Member] | Blackwell [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Blackwell [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(411,829)
PEO [Member] | Blackwell [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,001,788)
PEO [Member] | Blackwell [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Blackwell [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Sun [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(33,433,469)	17,267,003	36,674,921
PEO [Member] | Sun [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,661,170)	(5,035,314)	(14,087,114)
PEO [Member] | Sun [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,897,490	10,299,722	29,107,590
PEO [Member] | Sun [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				386,326	1,197,766	7,753,183
PEO [Member] | Sun [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(18,211,700)	11,414,924	10,453,548
PEO [Member] | Sun [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(9,844,415)	(610,095)	3,447,714
PEO [Member] | Sun [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Sun [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Bunker [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(14,679,069)
PEO [Member] | Bunker [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,899,732)
PEO [Member] | Bunker [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,555,768
PEO [Member] | Bunker [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				172,206
PEO [Member] | Bunker [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(8,212,342)
PEO [Member] | Bunker [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,294,969)
PEO [Member] | Bunker [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Bunker [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,647,763)	6,278,998	9,618,799
Non-PEO NEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6,862,241)	(1,330,763)	(5,904,284)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,999,687	2,722,077	11,914,884
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				47,119	316,544	1,268,116
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,183,062)	4,253,589	1,742,223
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,649,266)	317,551	597,860
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0	$ 0	$ 0